Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share from Continuing Operations
Earnings (Loss) Per Common Share from Continuing Operations
 The following table summarizes the calculation of earnings per share.

	Years Ended December 31,
	2015	2014	2013
	(Millions, except per-share amounts)
Income (loss) from continuing operations attributable to WPX Energy, Inc.	$(4)	$256	$(993)
Less: Dividends on preferred stock	9	—	—
Income (loss) from continuing operations attributable to WPX Energy, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$(13)	$256	$(993)
Basic weighted-average shares	234.2	202.7	200.5
Effect of dilutive securities(a):
Nonvested restricted stock units and awards	—	2.7	—
Stock options	—	0.9	—
Diluted weighted-average shares	234.2	206.3	200.5
Earnings (loss) per common share from continuing operations:
Basic	$(0.06)	$1.26	$(4.95)
Diluted	$(0.06)	$1.24	$(4.95)

 __________
(a) The following table includes amounts that have been excluded from the computation of diluted earnings per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to WPX Energy, Inc. available to common stockholders.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Weighted-average nonvested restricted stock units and awards	1.3	—	2.5
Weighted-average stock options	0.1	—	1.1
Common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock (Note 13)	15.5	—	—

The table below includes information related to stock options that were outstanding at December 31, 2015, 2014 and 2013 but have been excluded from the computation of weighted-average stock options due to the option exercise price exceeding the fourth quarter weighted-average market price of our common shares.

	2015	2014	2013
Options excluded (millions)	2.6	1.4	0.4
Weighted-average exercise price of options excluded	$16.16	$18.42	$20.24
Exercise price range of options excluded	$11.46 - $21.81	$16.46 - $21.81	$20.21 - $20.97
Fourth quarter weighted-average market price	$7.43	$15.96	$19.97

For 2015, approximately 3.0 million nonvested restricted stock units and awards were antidilutive and were excluded from the computation of diluted weighted-average shares.